Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Cash flows from operating activities
Net profit	$ 379,430	$ 925,563	$ 419,478
Adjustments for:-
Depreciation of property, plant and equipment	2,986	1,330	590
Amortization of intangible assets	83,944	70,247	9,569
Deferred tax expense	(13,765)	28,347	28,680
Changes in operating assets and liabilities:
Accounts receivable	(276,445)	(484,194)	(153,453)
Deposits paid and other receivables	(581,130)	(313,144)	(70,488)
Accounts payable	(49,719)	49,719
Accrued expenses and other payables	127,015	57,428	1,253
Receipt in advance	(57,545)	57,545
Amounts due with related parties	(46,035)	119,376	(78,983)
Current income tax payable	151,155	128,700	23,832
Net cash (used in) provided by operating activities	(280,109)	640,917	180,478
Cash flows from investing activities
Acquisition of property, plant and equipment	(87,596)	(2,205)	(5,427)
Acquisition of intangible assets		(241,169)	(178,553)
Net cash used in investing activities	(87,596)	(243,374)	(183,980)
Cash flows from financing activities
Proceeds from issue of ordinary shares	358,056
Net cash from financing activities	358,056
(Decrease) increase in cash and cash equivalents	(9,649)	397,543	(3,502)
Cash and cash equivalents at beginning of year	399,300	1,757	5,259
Cash and cash equivalents at end of year	389,651	399,300	1,757
Analysis of the balance of cash and cash equivalents
Bank balances	$ 389,651	$ 399,300	$ 1,757